CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock	Additional paid-in capital	Subscription Receivable	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interests	Total
Balance at the beginning at Sep. 30, 2020		$ 18,049,630		$ 2,904,699	$ 23,546,921	$ 492,685	$ 309,794	$ 45,303,729
Balance at the beginning (in shares) at Sep. 30, 2020	16,558,037
Foreign currency translation loss						2,405,909	17,530	2,423,439
Net loss				9,903	(3,809,417)		(2,757)	(3,802,271)
Issuance of common stock, net of offering costs		24,884,560	$ (125,000)					24,759,560
Issuance of common stock, net of offering costs (in shares)	7,080,762
Common stock issued in connection with conversion of convertible notes		11,443,067						11,443,067
Common stock issued in connection with conversion of convertible notes (in shares)	4,374,176
Issuance of common stock related to exercise of warrants		1,345,056						1,345,056
Issuance of common stock related to exercise of warrants (in shares)	355,202
Stock-based compensation		9,542,783						$ 9,542,783
Stock-based compensation (in shares)	550,000							550,000
Unearned Compensation		(1,891,011)						$ (1,891,011)
Balance at the end at Sep. 30, 2021		63,374,085	(125,000)	2,914,602	19,737,504	2,898,594	324,567	89,124,352
Balance at the end (in shares) at Sep. 30, 2021	28,918,177
Foreign currency translation loss						(5,539,347)	34,962	(5,504,385)
Net loss				261,954	(6,343,367)		27,147	(6,054,266)
Common stock issued in connection with conversion of convertible notes		116,781						116,781
Common stock issued in connection with conversion of convertible notes (in shares)	67,563
Stock-based compensation		5,603,615						5,603,615
Unearned Compensation		(589,138)						(589,138)
Stock incentive issuance		1,688,640						1,688,640
Stock incentive issuance (in shares)	1,407,200
Fair value change due to convertible notes extension		678,782						678,782
Balance at the end at Sep. 30, 2022		70,872,765	(125,000)	3,176,556	13,394,137	(2,640,753)	386,676	85,064,381
Balance at the end (in shares) at Sep. 30, 2022	30,392,940
Foreign currency translation loss						(550,232)	900	(549,332)
Net loss					(61,060,794)		(229,596)	(61,290,390)
Stock-based compensation		1,839,733						1,839,733
Stock-based compensation (in shares)	2,599,800
Unearned Compensation		174,400						174,400
Balance at the end at Sep. 30, 2023		$ 72,886,898	$ (125,000)	$ 3,176,556	$ (47,666,657)	$ (3,190,985)	$ 157,980	$ 25,238,792
Balance at the end (in shares) at Sep. 30, 2023	32,992,740